PROPERTY, PLANT AND EQUIPMENT (Details 2) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Begining, balances	$ 121,043	$ 33,970
Ending, balances	130,579	121,043
Land Buildings And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining, balances	78,034	16,778
Ending, balances	83,151	78,034
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining, balances	25,997	6,724
Ending, balances	25,160	25,997
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining, balances	17,012	10,468
Ending, balances	22,268	17,012
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining, balances	(91,679)	(32,247)
Integration Itau Corpbanca		(49,565)
Depreciation	(19,370)	(13,834)
Sales and retirements	2,659	3,997
Exchange Differences	4,724	(174)
Impairment (Note 30)	(27)	(351)
Others		495
Ending, balances	(103,693)	(91,679)
Accumulated depreciation, amortisation and impairment [Member] | Land Buildings And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining, balances	(29,955)	(2,030)
Integration Itau Corpbanca		(13,855)
Depreciation	(7,218)	(5,047)
Sales and retirements		732
Exchange Differences	1,843	(52)
Impairment (Note 30)
Others		(9,703)
Ending, balances	(35,330)	(29,955)
Accumulated depreciation, amortisation and impairment [Member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining, balances	(36,010)	(9,152)
Integration Itau Corpbanca		(24,500)
Depreciation	(8,054)	(5,281)
Sales and retirements	2,178	3,006
Exchange Differences	2,055	(84)
Impairment (Note 30)	(27)	(351)
Others		352
Ending, balances	(39,858)	(36,010)
Accumulated depreciation, amortisation and impairment [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining, balances	(25,714)	(21,065)
Integration Itau Corpbanca		(11,210)
Depreciation	(4,098)	(3,506)
Sales and retirements	481	259
Exchange Differences	826	(38)
Impairment (Note 30)
Others		9,846
Ending, balances	$ (28,505)	$ (25,714)